As filed with the Securities and Exchange Commission on November 16, 2007

File No. 333-147375

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X /

Pre-Effective Amendment No. 1	/ X /

Post-Effective Amendment No.	/ /

SENTINEL GROUP FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

One National Life Drive	05604
Montpelier, Vermont	(Zip Code)
(Address of Principal Executive Offices)

(802) 229-7410
(Registrant’s Telephone Number, including Area Code)
_____________________

Kerry A. Jung, Esq.	Copy to:
c/o Sentinel Asset Management, Inc.	John A. MacKinnon, Esq.
One National Life Drive	Sidley Austin LLP
Montpelier, Vermont 05604	787 Seventh Avenue
(Name and Address of Agent for Service)	New York, New York 10019
_____________________

It is proposed that the Registration Statement filed on Form N-14 on November 14, 2007 will become effective on the 30th day after filing of this Pre-Effective Amendment No. 1 pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Common Stock, par value $.01 per share

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-214).

Part C

Item 15. Indemnification

See the Articles of Amendment and Restatement of the Registrant, incorporated by reference to Exhibit (1) to this Registration Statement.

See the Amended and Restated Bylaws incorporated by reference to Exhibit (2) to this Registration Statement.

The investment advisory agreements incorporated by reference to Exhibit (6) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are insureds.

The Registrant also has agreed pursuant to indemnification agreements (each an "Indemnification Agreement") to indemnify, and advance expenses to, each "Disinterested Director" (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation Section 17(h) of the Investment Company Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement). Insofar as indemnification for liabilities arising under the Securities Act, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

1. (a) Articles of Amendment and Restatement effective February 2, 2006 (7) 1. (b) Articles of Correction effective March 15, 2006 (6)

1. (c) Articles Supplementary (increasing HY Bond Fund Class A shares and deleting Tax-Free Income Class B shares) effective March 15, 2006 (6)

1. (d) Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (6)

1. (e) Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (6)

1. (f) Certificate of Correction effective May 24, 2006 (8)

1. (g) Articles Supplementary (adding Class C shares - Government Securities and Short Maturity Government Fund) effective June 1, 2006 (8)

1. (h) Articles Supplementary (eliminating the New York Tax-Free Income and Tax-Free Income Funds) effective December 15, 2006 (9)

1. (I) Articles Supplementary (adding Class I shares to Common Stock and Government Securities Funds) effective March 30, 2007 (10)

1. (j) Articles Supplementary (adding the Georgia Municipal Bond Fund) effective March 30, 2007 (10)

1. (k) Articles Supplementary (adding the Mid Cap Value Fund) effective March 30, 2007 (10)

1. (l) Articles Supplementary (adding Class I shares to Balanced, Capital Growth, Growth Leaders, International Equity and Mid Cap Growth Funds) (12)

1. (m) Articles Supplementary (adding Small/Mid Cap Fund) (12)

1. (n) Certificate of Correction effective July 23, 2007(I shares) (12)

1. (o) Certificate of Correction effective July 23, 2007 (Small/Mid Cap Fund) (12)

1. (p) Articles Supplementary (adding the Sentinel Responsible Investing (SRI) Emerging Companies and Sentinel Responsible Investing (SRI) Core Opportunities funds ) effective November 13, 2007 (13)

2. Amended and Restated By-Laws of the Registrant (7)

3. Inapplicable

4. Agreement and Plan of Reorganization dated November 9, 2007 (14)

5. (a) Form of Share Certificate (5)

5. (b) New Form of Share Certificate (5)

6. (a) Amended and Restated Investment Advisory agreement between Registrant and Sentinel Asset Management, Inc. dated August 15, 2007 (12)

7. (a) Distribution Agreement between the Registrant and Sentinel Financial Services Company (“SFSC”), dated as of March 1, 1993 (2)

7. (b) Form of Dealer Agreement (7)

8. (a) Registrant has provided health care and insurance benefits to certain retirees

8. (b) National Life Insurance Company 401(k) Plan (Chief Compliance Officer) (10)

8. (c) National Life Insurance Company Pension Plan (Chief Compliance Officer) (10)

8 (d) National Life Insurance Company Supplemental Pension Plan (Chief Compliance Officer) (10)

9. Custody agreement between Registrant, Sentinel Variable Products Trust; and State Street Bank and Trust Company, effective October 1, 2000 (4)

10. (a) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. (3)

10. (b) Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (13)

11. Opinion and Consent of Counsel (14)

12. Opinion and Consent of Counsel on Tax Matters*

13. (a) Form of Fee Agreement between Registrant, on behalf of the Sentinel Responsible Investing (SRI) Core Opportunities Fund, and Sentinel Asset Management, Inc. dated
___________, 2008 (13)

13. (b) Fund Services Agreement between Sentinel Group Funds, Inc. and Sentinel Administrative Services, Inc. dated March 1, 1993 (2)

14. (a) Consent of Independent Registered Public Accounting Firm (PwC – New York) (14)

14. (b) Consent of Independent Registered Public Accounting Firm (PwC- Columbus) (14)

15. Inapplicable

16. Power of Attorney (11)

____________________

*To be filed by post-effective amendment.

(1) Incorporated by reference to the Post-Effective Amendment No 77 to the Registration Statement filed on Form N-1A on March 28, 1997

(2) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on Form N-1A on March 30, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on Form N-1A on December 30, 2004.

(4) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on Form N-1A on September 29, 2005.

(5) Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on Form N-1A on December 23, 2005.

(6) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement filed on Form N-1A on March 17, 2006.

(7) Incorporated by reference to Post Effective Amendment No. 109 to the Registration Statement filed on Form N-1A on March 30, 2006.

(8) Incorporated by reference to Post Effective Amendment No. 110 to the Registration Statement filed on Form N-1A on June 1, 2006.

(9) Incorporated by reference to the Registration Statement filed on Form N-14 on December 18, 2006.

(10) Incorporated by reference to Post Effective Amendment No. 112 to the Registration Statement filed on Form N-1A on March 30, 2007.

(11) Incorporated by reference to the Post Effective Amendment No. 115 to the Registration Statement filed on Form N-1A on June 28, 2007

(12) Incorporated by reference to Post Effective Amendment No. 117 to the Registration Statement filed on Form N-1A on August 27, 2007.

(13) Incorporated by reference to the Post Effective Amendment No. 118 to the Registration Statement filed on form N-1A on November 13, 2007

(14) Incorporated by reference to the Registration Statement filed on Form N-14 on November 14, 2007

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Montpelier and State of Vermont, on the 16th day of November, 2007.

SENTINEL GROUP FUNDS, INC.
(Registrant)

By:	/s/ Christian W. Thwaites
Christian W. Thwaites
President & Chief Executive Officer

As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature	Title	Date

/s/ Christian W. Thwaites
Christian W. Thwaites	President (Chief Executive Officer) and Director	November 16, 2007

/s/ Thomas P. Malone
Thomas P. Malone	Vice President and Treasurer	November 16, 2007
(Principal Financial and Accounting Officer)

/s/ Thomas H. MacLeay
Thomas H. MacLeay	Director (Chair)	November 16, 2007

John D. Feerick*	Director	November 16, 2007

Richard I. Johannesen, Jr.*	Director	November 16, 2007

Keniston P. Merrill*	Director	November 16, 2007

Deborah G. Miller*	Director	November 16, 2007

John Raisian*	Director	November 16, 2007

Nancy L. Rose*	Director	November 16, 2007

Richard H. Showalter, Jr.*	Director	November 16, 2007

Susan M. Sterne*	Director	November 16, 2007

Angela E. Vallot*	Director	November 16, 2007

*Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A filed on June 28, 2007.

/s/ Kerry A. Jung
Kerry A. Jung